Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer California Municipal Fund), Class A)	0 Months Ended
Nov. 28, 2011
(Oppenheimer California Municipal Fund) | Class A
Bar Chart Table:
Annual Return 2001	3.64%
Annual Return 2002	8.41%
Annual Return 2003	5.58%
Annual Return 2004	8.43%
Annual Return 2005	10.97%
Annual Return 2006	7.71%
Annual Return 2007	(7.42%)
Annual Return 2008	(41.31%)
Annual Return 2009	49.26%
Annual Return 2010	2.81%